Pension Plans and Retiree Benefits - Schedule of Amount Included in the Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	$ 486.8	$ 341.4
Accounts payable and accrued liabilities	(25.7)	(27.6)
Future employee obligations	(226.9)	(284.2)
Total amounts included in Consolidated Balance Sheets	234.2	29.6
Defined Benefit
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	0.0	0.0
Accounts payable and accrued liabilities	(25.7)	(27.6)
Future employee obligations	(216.2)	(274.1)
Total amounts included in Consolidated Balance Sheets	(241.9)	(301.7)
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	486.8	341.4
Accounts payable and accrued liabilities	0.0	0.0
Future employee obligations	(10.7)	(10.1)
Total amounts included in Consolidated Balance Sheets	$ 476.1	$ 331.3